Net Income/(Loss) Per Share	6 Months Ended
Jun. 30, 2025
Net Income/(Loss) Per Share [Abstract]
Net income/(loss) per share
19.	Net income/(loss) per share

The following table sets forth the basic and diluted net income/loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Numerator:
Net income/(loss)	16,411	(39,182)
Net loss attributable to non-controlling interests	(974)	(1,063)
Numerator for basic and diluted net income/(loss) per share calculation	17,385	(38,119)
Denominator:
Weighted average number of ordinary shares*	375,664	3,010,123
Denominator for basic net income/(loss) per share calculation	375,664	3,010,123
Net income/(loss) per ordinary share*
-Basic	46.28	(12.66)
-Diluted	46.28	(9.67)

*	Retrospectively restated to reflect the Share Consolidation.

The potentially dilutive securities that have not been included in the calculation of diluted net income/(loss) per share as their inclusion would be anti-dilutive or immaterial to the net income/(loss) per share are as follows:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Share options to employees*	724	724
Total	724	724

*	Retrospectively restated to reflect the Share Consolidation.